Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Goodwill

Note 4 – Goodwill

The changes in carrying value of goodwill are as follows:

($ in thousands)
Carrying value as of January 1, 2022	$-
Goodwill acquired in acquisition	697
Carrying value as of December 31, 2022	697
Goodwill impaired during nine months ended September 30,2023	-
Carrying value as of September 30, 2023	$697

Note 4 – Goodwill

The changes in carrying value of goodwill are as follows:

($ in thousands)	2022
Carrying value at the beginning of the year	$-
Goodwill acquired in acquisition	697
Carrying value at the end of the year	$697

The Arena Group Holdings Inc [Member]
Goodwill

6. Goodwill

The changes in carrying value of goodwill are as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Carrying value at beginning of year	$39,344	$19,619
Goodwill acquired in acquisition of Parade	-	2,587
Goodwill acquired in acquisition of Men’s Journal	1,246	17,138
Goodwill acquired in acquisition of Fexy Studios	1,985	-
Carrying value at end of period	$42,575	$39,344

In connection with the acquisition of Men’s Journal, the Company received a final valuation report during the quarterly period ended September 30, 2023 from a third-party valuation firm after the preliminary purchase price was determined. After considering the results of the final valuation report, the Company estimated that the purchase consideration increased by $1,246 as a result of an increase in the fair value of the assumed lease obligation with an offset recorded to goodwill.

12. Goodwill

The changes in carrying value of goodwill are as follows:

	As of December 31,
	2022	2021
Carrying value at beginning of year	$19,619	$16,140
Goodwill acquired in acquisition of The Spun	-	3,479
Goodwill acquired in acquisition of Parade	2,587	-
Goodwill acquired in acquisition of Men’s Journal	17,138	-
Carrying value at end of year	$39,344	$19,619

The Company performs its annual impairment test at the reporting unit level, which is the operating segment or one level below the operating segment. Management determined that the Company would be aggregated into a single reporting unit for purposes of performing the impairment test for goodwill.

The Company, as part of its annual impairment evaluation of goodwill of its one reporting unit, performs the goodwill impairment test in accordance with applicable guidance. The guidance provides an entity with the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any. If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the goodwill impairment test is not required. The annual impairment test was performed on December 31, 2022. No impairment of goodwill has been identified during the years ended December 31, 2022 and 2021.